----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

         Report for the Calendar Year or Quarter Ended September 30, 2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

London Pacific Advisors
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     2880 Gateway Oaks Drive         Sacramento,            CA             95833
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-06232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

David L. Ruff              Chief Investment Officer               (916) 564-1500
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ David L. Ruff
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Sacramento, CA    10/24/2002
                                      ------------------------------------------
                                              (Place and Date of Signing)

Report Type:

|X|      13F HOLDINGS REPORT.

|_|      13F NOTICE.

|_|      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        75

Form 13F Information Table Value Total:   $40,110
                                         (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                           FORM 13F INFORMATION TABLE

                                                           VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE   SHARED      NONE
------------------------------  --------------- --------- -------- ---------- --- ---- -------  --------  ----   ------  -----------
3M Co                            COM            88579Y101      256   2328.000 SH       SOLE                                 2328.000
ABN Amro Hldg NV ADR             COM            000937102      834  74833.000 SH       SOLE                                74833.000
AOL Time Warner Inc              COM            00184A105      640  54712.603 SH       SOLE                                54712.603
Alcoa Inc                        COM            013817101      884  45814.406 SH       SOLE                                45814.406
American Exp Corp                COM            025816109     1103  35380.061 SH       SOLE                                35380.061
American Power Conversion        COM            029066107      173  18148.000 SH       SOLE                                18148.000
Anheuser Busch                   COM            035229103      403   7966.000 SH       SOLE                                 7966.000
Apollo Group Inc Cl A            COM            037604105      294   6765.501 SH       SOLE                                 6765.501
Apple Computer Inc               COM            037833100      279  19235.000 SH       SOLE                                19235.000
Applera Corp Applied Biosystem   COM            038020103      782  42750.547 SH       SOLE                                42750.547
Arm Hldgs Plc Sponsored ADR      COM            042068106      223  37855.000 SH       SOLE                                37855.000
Atlantic Coast Airlines Hldgs.   COM            048396105      150  16240.000 SH       SOLE                                16240.000
Banc One                         COM            059438101      290   7767.000 SH       SOLE                                 7767.000
Bank of America Corp             COM            060505104      460   7204.000 SH       SOLE                                 7204.000
Bank of New York Inc             COM            064057102      883  30740.300 SH       SOLE                                30740.300
CEC Entertainment Inc.           COM            125137109      266   7800.000 SH       SOLE                                 7800.000
Capital One Finl Corp            COM            14040H105      243   6968.151 SH       SOLE                                 6968.151
Caterpillar Inc                  COM            149123101      223   5995.000 SH       SOLE                                 5995.000
Cemex SA Spons ADR               COM            151290889      247  11857.752 SH       SOLE                                11857.752
Cima Labs Inc.                   COM            171796105      290  11525.000 SH       SOLE                                11525.000
Citigroup                        COM            172967101      989  33354.061 SH       SOLE                                33354.061
ConocoPhillips                   COM            20825C104      214   4621.000 SH       SOLE                                 4621.000
Corning Inc                      COM            219350105      165 103338.594 SH       SOLE                               103338.594
Costco Co Inc                    COM            22160Q102     1078  33314.000 SH       SOLE                                33314.000
Dell Computer Corp               COM            247025109     1083  46067.000 SH       SOLE                                46067.000
Dow Chemical Co                  COM            260543103      294  10778.000 SH       SOLE                                10778.000
Drexler Technology               COM            261876106      265  18248.000 SH       SOLE                                18248.000
Eastman Kodak                    COM            277461109      200   7349.000 SH       SOLE                                 7349.000
Estee Lauder                     COM            518439104     1124  39105.330 SH       SOLE                                39105.330
Exxon Mobil Corp                 COM            30231G102     1103  34580.199 SH       SOLE                                34580.199
Gehl Co                          COM            368483103      212  20629.000 SH       SOLE                                20629.000
General Electric Co              COM            369604103      564  22871.000 SH       SOLE                                22871.000
Guidant Corp                     COM            401698105      908  28091.000 SH       SOLE                                28091.000
H J Heinz Co                     COM            423074103      220   6591.000 SH       SOLE                                 6591.000
HSBC Hldgs Plc Spons ADR         COM            404280406      987  19166.000 SH       SOLE                                19166.000
Hewlett Packard                  COM            428236103      124  10587.000 SH       SOLE                                10587.000
Imaging Diagnostic Sys Com       COM                             7  37000.000 SH       SOLE                                37000.000
Ims Health                       COM            449934108      196  13107.544 SH       SOLE                                13107.544
Intel Corp                       COM            458140100      829  59704.169 SH       SOLE                                59704.169
Koninklijke Ahold NV             COM            500467303      666  54775.000 SH       SOLE                                54775.000
Marsh & Mclennan Cos Inc         COM            571748102      214   5140.000 SH       SOLE                                 5140.000
McCormick & Co Inc Non-Vote      COM            579780206      282  12348.371 SH       SOLE                                12348.371
Mcgraw-Hill Co Inc               COM            580645109      350   5718.000 SH       SOLE                                 5718.000
Merck & Co Inc                   COM            589331107     1181  25835.348 SH       SOLE                                25835.348
Mercury Interactive Corp         COM            589405109      203  11803.000 SH       SOLE                                11803.000
Morgan Stanley                   COM            617446448      835  24637.311 SH       SOLE                                24637.311
Nestle S A Spons Adr             COM            641069406     1360  25372.000 SH       SOLE                                25372.000
NetBank Inc.                     COM            640933107      241  23130.000 SH       SOLE                                23130.000

                                                           VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE   SHARED      NONE
------------------------------  --------------- --------- -------- ---------- --- ---- -------  --------  ----   ------  -----------
Nokia Corp Adr                   COM            654902204      831  62728.000 SH       SOLE                                62728.000
Oracle Corp                      COM            68389X105      665  84631.000 SH       SOLE                                84631.000
Oxford Health Plans              COM            691471106      409  10507.000 SH       SOLE                                10507.000
Pfizer Inc                       COM            717081103     2138  73669.736 SH       SOLE                                73669.736
Procter & Gamble                 COM            742718109     1506  16847.494 SH       SOLE                                16847.494
Progress Software                COM            743312100      262  21646.000 SH       SOLE                                21646.000
Regions Financial Corp           COM            758940100      307   9404.000 SH       SOLE                                 9404.000
Repsol SA ADR                    COM            76026T205      284  23665.000 SH       SOLE                                23665.000
Rio Tinto Plc Spons Adr          COM            767204100      312   4736.000 SH       SOLE                                 4736.000
Siebel Systems, Inc              COM            826170102      322  55922.000 SH       SOLE                                55922.000
Siemens AG - Unsponsored ADR     COM            826197501      725  21566.000 SH       SOLE                                21566.000
Sony Corp Adr                    COM            835699307      990  24091.000 SH       SOLE                                24091.000
SourceCorp.                      COM            836167106      220  10775.000 SH       SOLE                                10775.000
Sungard Data Sys Inc             COM            867363103      204  10499.000 SH       SOLE                                10499.000
Synopsys Inc                     COM            871607107      204   5342.000 SH       SOLE                                 5342.000
T Rowe Price Group               COM            74144T108      246   9856.698 SH       SOLE                                 9856.698
Telecom New Zealand Adr          COM            879278208      240  12924.000 SH       SOLE                                12924.000
Tiffany & Co                     COM            886547108      238  11095.498 SH       SOLE                                11095.498
Tyco Intl                        COM            902124106      546  38715.247 SH       SOLE                                38715.247
VISX Inc.                        COM            92844s105      235  25471.000 SH       SOLE                                25471.000
Vodafone Grp Plc Adr             COM            92857W100     1006  78402.000 SH       SOLE                                78402.000
Wal-Mart Stores                  COM            931142103      990  20097.289 SH       SOLE                                20097.289
Wyeth                            COM            983024100      208   6527.000 SH       SOLE                                 6527.000
XL Capital Ltd                   COM            G98255105      263   3583.000 SH       SOLE                                 3583.000
iShares MSCI EAFE                COM            464287465      258   2705.000 SH       SOLE                                 2705.000
iShares Russell 2000 Index       COM            464287655      542   7568.786 SH       SOLE                                 7568.786
iShares S&P 500 Index            COM            464287200     1142  13950.000 SH       SOLE                                13950.000


                                     Page 2